Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Operating Lease Obligations

Beginning in October 2024, the Company entered into a lease agreement whereby the Company agreed to rent its office and lab facilities under month-to-month tenancy. The monthly rent payable under the lease is $25 thousand. This month-to-month lease automatically renews every four months, unless written termination is provided.

Operating costs for short-term leases include variable lease costs of $0.1 million and less than $0.1 million during the three months ended June 30, 2025 and 2024, compared to $0.2 million and $0.1 million during the six months ended June 30, 2025 and 2024. Starting from August 2022 the Company recognized lease expense in the amount of monthly rent as incurred. The Company recognized operating lease costs for monthly rent of $75 thousand and $150 thousand for each of the three and six month periods ending June 30, 2025 and 2024. Total operating lease costs with common area maintenance variable costs were $0.3 million and $0.2 million for the six months ended June 30, 2025 and 2024.

Contingencies and Indemnifications

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but that have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

Note 6 — Commitments and Contingencies

Operating Lease Obligations

On August 1, 2022 the Company entered into a new lease agreement (the “Amended Lease”) whereby the Company agreed to rent its office and lab facilities under month-to-month tenancy. The monthly rent payable under the Amended Lease was $25 thousand. This month-to-month lease ended in July 2024.

Beginning in October 2024, the Company entered into a new lease agreement whereby the Company agreed to rent its office and lab facilities under month-to-month tenancy. The monthly rent payable under the new lease is also $25 thousand. This month-to-month lease automatically renews every four months, unless written termination is provided.

Operating costs for short-term leases and variable lease costs were less than $0.1 million during the years ended December 31, 2024 and 2023. The Company recognized a total of $0.3 million and $0.3 million in lease expense for the years ended December 31, 2024 and 2023, respectively.

Contingencies and Indemnifications

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but that have not yet been made.

To date, the Company has not paid any claims; however, the Company may record charges in the future as a result of these indemnification obligations. The Company is currently defending one litigation with a vendor. Management has accrued estimated incremental legal costs which totals less than $0.1 million related to the matter.

NorthView Acquisition Corp [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any underlying securities) are entitled to registration rights pursuant to a registration rights agreement signed on the closing date of the IPO requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period described in Note 5. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters had a 30-day option from the date of IPO to purchase up to an additional 2,475,000 units to cover over-allotments, if any. On December 22, 2021, the over-allotment was fully exercised.

The underwriters received a cash underwriting discount of approximately 1.82% of the gross proceeds of the IPO, or $3,450,000.

Business Combination Marketing Agreement

Under a Business Combination marketing agreement, the Company engaged I-Bankers and Dawson James as advisors in connection with the Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company was obligated to pay I-Bankers and Dawson James a cash fee for such marketing services upon the consummation of the initial Business Combination in an amount of 3.68% of the gross proceeds of the IPO, or $6,986,250. The agreement was amended on November 7, 2022 to allow for the 3.68% business combination fee to be paid as (a) 27.5% cash and (b) 72.5% to be rolled into equity at closing. Subsequently, on January 19, 2025, the agreement was modified by the parties such that the Company will be required to pay $2,000,000, payable in cash, if a business combination is consummated. As a result of the Business Combination, I-Bankers was paid $900,000 and Dawson James was paid $600,000 under the Business Combination marketing agreement. The payment of the remaining $500,000 has been deferred until after the Closing.

Non-Redemption Agreement

On May 8, 2025, the Company entered into a non-redemption agreement (the “Non-Redemption Agreement”) with I-Bankers Securities, Inc. and Dawson James Securities, Inc. (together, the “Investors”), pursuant to which such Investors agreed that to the extent that redemptions in connection with the vote to approve the Business Combination reduces the Company’s trust account balance below $1.25 million, the Investors would offer such redeeming shareholders an opportunity to rescind the redemption of their shares and would instead purchase such shares. Such purchases would be structured in compliance with the requirements of Rule 14e-5 under the Exchange Act or would otherwise not constitute a tender offer pursuant to the Exchange Act. As of the Closing Date, the Company’s trust account balance was not below $1.25 million.

Representative’s Shares

On December 22, 2021, the Company issued 450,000 shares (Representative Shares) of common stock (which included 37,500 Representative Shares issued pursuant to the full exercise of the over-allotment option) at the consummation of the IPO to I-Bankers and Dawson James (and/or their designees). I-Bankers and Dawson James (and/or their designees) have agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, I-Bankers and Dawson James (and/or their designees) have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. The fair value of the Representative’s Shares issued are recognized as offering costs directly attributable to the issuance of an equity contract to be classified in equity and are recorded as a reduction of equity (see Note 1).

Representative’s Warrants

The Company granted to I-Bankers and Dawson James (and/or their designees) 569,250 warrants (which included 74,250 warrants issued pursuant to the full exercise of the over-allotment option) exercisable at $11.50 per share (or an aggregate exercise price of $6,546,375) at the closing of the IPO. The Representative Warrants issued are recognized as derivative liabilities in accordance with ASC 815-40 and recorded as liabilities at fair value each reporting period (see Notes 1 and 8). The warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement of which the IPO forms a part and the closing of the initial Business Combination and terminating on the fifth anniversary of such effectiveness date. Notwithstanding anything to the contrary, I-Bankers and Dawson James have agreed that neither they nor their designees will be permitted to exercise the warrants after the five year anniversary of the effective date of the registration statement of which the IPO forms a part. The warrants and such shares purchased pursuant to the warrants have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which the IPO forms a part pursuant to FINRA Rule 5110I(1). Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners. The warrants grant to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement of which the IPO forms a part with respect to the registration under the Securities Act of the shares issuable upon exercise of the warrants. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions, which will be paid for by the holders themselves. The exercise price and number of shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares at a price below its exercise price. The Company will have no obligation to net cash settle the exercise of the warrants. The holder of the warrants will not be entitled to exercise the warrants for cash unless a registration statement covering the securities underlying the warrants is effective or an exemption from registration is available.

Merger Agreement

On November 7, 2022, NorthView entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among Merger Sub., and Profusa, Inc., a California corporation (“Profusa”). The Merger Agreement provides that, among other things, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into Profusa (the “Merger”), with Profusa surviving as a wholly-owned subsidiary of NorthView.

At the Special Meeting held on June 9, 2025, the Company’s stockholders voted to approve the proposals outlined in the Proxy Statement/Prospectus, including, among other things, the adoption of the Merger Agreement and approval of the transactions contemplated by the Merger Agreement, including the merger of Merger Sub with and into Profusa, with Profusa continuing as the surviving corporation and as a wholly-owned subsidiary the Company, and the issuance of the Company’s common stock as consideration thereunder. On July 11, 2025, the Closing was completed.

In connection with the Closing, the Company changed its name to “Profusa, Inc.”

Advisory Agreements

On December 19, 2024, the Company engaged A.G.P to serve as the placement agent in connection with a proposed business combination transaction. The Company shall pay to A.G.P. a cash fee (the “Cash Fee”) equal to 9.0% in a convertible note offering, note, or other similar equity-linked offerings, and shall be calculated from the face value of notes issued, which is payable at the close of a Business Combination. On June 17, 2025, the Company entered a settlement agreement with A.G.P. for the Cash Fee of $968,000 related to the debt private placement (the “Offering”) that was issued at the Closing. Pursuant to the settlement agreement, as a result of the Business Combination, the Company paid A.G.P. $550,000 at the Closing and the remaining $418,000 of the fees was deferred and due on the earlier of (i) the second tranche of the debt private placement being issued and (ii) December 31, 2025. The Company also agreed to reimburse A.G.P. $50,000 for expenses incurred in connection with the offering.

On June 15, 2023, the Company engaged the Benchmark Company LLC (“Benchmark”) to provide advisory services related to the Business Combination and the Convertible Notes. The Company was to pay Benchmark at the closing of the Business Combination an advisory fee of $750,000 in two tranches. The first tranche will be $500,000 earned upon the closing of the Business Combination in the surviving public entity’s common stock (“Tranche 1”). The number of shares to be issued is calculated on the 30th day following the Closing by dividing $500,000 and the trailing 5-day VWAP of the Company’s common stock as calculated by Bloomburg with a minimum price of $2.00. The second tranche will be $250,000, at the Company’s option, in either cash or in the surviving entity’s common shares calculated by dividing $250,000 by the lowest trailing 5-day VWAP in the prior 30 days (“Tranche 2”). Upon funding of the Convertible Notes by investors introduced by Benchmark, the Company will pay to Benchmark fees in cash equal to 5% of the net proceeds of any Convertible Note draw at the time of funding of such draw (“Arrangement Fees”). The Tranche 2 fee shall be reduced by the amount of any fees paid to Benchmark for other transactions during the Term other than Arrangement Fees associated with Convertible Notes, after the Business Combination, up to $250,000. As a result of the Business Combination, Benchmark was paid in shares of the post-combination company in the amount of $500,000.

Securities Purchase Agreement

On February 11, 2025, in a private transaction, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Investor”). Pursuant to the SPA, the Investor is expected, subject to the conditions relating to such purchase set forth in the SPA, to purchase from the Company’s senior secured convertible promissory notes in an aggregate principal amount of up to $22,222,222 (the “Convertible Notes”) for a purchase price of up to $20,000,000, after a 10% original issue discount (“OID”). As a result of the Business Combination, pursuant to the SPA, the Company issued a Convertible Note in the principal amount of $10,000,000 (the “Initial Note”) for a purchase price of $9,000,000, reflecting a 10% OID. The Initial Note matures on the date that is 18-months from the closing of the Business Combination and is convertible at any time at the Investor’s option at a conversion price equal to the lower of $10 or 95% of the lowest daily volume-weighted average price per share of the post-combination company common stock in the 10 trading days prior to the original issue date of the Initial Note and shall be adjusted, without limitation, based on down-round and most-favored nation (MFN) price and terms protections (the “Conversion Price”).

The SPA contemplates that additional Convertible Notes will be purchased in multiple tranches:

(i)     Prior to the one-year anniversary of the Initial Closing Date, subject to the conditions set forth in the SPA, the Company may request that the Investor purchase additional Convertible Notes having an aggregate principal amount of up to $12,222,222 at a purchase price of $11,000,000 (reflecting a 10% OID), as follows:

(a)     Provided a registration statement has been filed for the shares underlying the Initial Note, shares of combined company common stock, par value $0.0001 (“New Profusa Common Stock”) have traded a volume of at least 15,000,000 shares in the aggregate, and no default or event of default has occurred, the Company may call and thereby require the Investor to purchase Convertible Notes in the aggregate principal amount of $2,222,222 for a purchase price of $2,000,000 (reflecting a 10% OID) (“Second Purchase”);

(b)    Provided a registration statement is effective for the shares underlying the Initial Note, New Profusa Common Stock has traded a volume of at least $35,000,000 in the aggregate after the $2,000,000 Second Purchase has closed, no default or event of default has occurred and the stock has traded at a trading price of no less than $4.00 for a period of five trading days preceding such purchase, the Company may call and thereby require the Investor to purchase Convertible Notes in the aggregate principal amount of $5,555,555 for a purchase price of $5,000,000 (reflecting a 10% OID); and

(c)     The Investor at its sole discretion may call from the Company and thereby require the Company to sell an additional Convertible Note having an aggregate principal amount of $4,444,444 at a purchase price of $4,000,000 (reflecting a 10% OID) to be purchased at any time within 12 months of the Initial Closing.

As a result of the Business Combination, the Company paid $90,000 at the Closing to an advisor for legal services in connection with the issuance of the Convertible Note.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any underlying securities) are entitled to registration rights pursuant to a registration rights agreement signed on the closing date of the IPO requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable Lock-up period described in Note 5. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The underwriters had a 30-day option from the date of IPO to purchase up to an additional 2,475,000 units to cover over-allotments, if any. On December 22, 2021, the over-allotment was fully exercised.

The underwriters received a cash underwriting discount of approximately 1.82% of the gross proceeds of the IPO, or $3,450,000.

Business Combination Marketing Agreement

Under a Business Combination marketing agreement, the Company engaged I-Bankers and Dawson James as advisors in connection with the Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company was obligated to pay I-Bankers and Dawson James a cash fee for such marketing services upon the consummation of the initial Business Combination in an amount of 3.68% of the gross proceeds of the IPO, or $6,986,250. The agreement was amended on November 7, 2022 to allow for the 3.68% business combination fee to be paid as (a) 27.5% cash and (b) 72.5% to be rolled into equity at closing. Subsequently, on January 19, 2025, the agreement was modified by the parties such that the Company will be required to pay $2,000,000, payable in cash, if a business combination is consummated.

Representative’s Shares

On December 22, 2021, the Company issued 450,000 shares (Representative Shares) of common stock (which included 37,500 Representative Shares issued pursuant to the full exercise of the over-allotment option) at the consummation of the IPO to I-Bankers and Dawson James (and/or their designees). I-Bankers and Dawson James (and/or their designees) have agreed not to transfer, assign or sell any such shares until the completion of the initial Business Combination. In addition, I-Bankers and Dawson James (and/or their designees) have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period. The fair value of the Representative’s Shares issued are recognized as offering costs directly attributable to the issuance of an equity contract to be classified in equity and are recorded as a reduction of equity (see Note 1).

Representative’s Warrants

The Company granted to I-Bankers and Dawson James (and/or their designees) 569,250 warrants (which included 74,250 warrants issued pursuant to the full exercise of the over-allotment option) exercisable at $11.50 per share (or an aggregate exercise price of $6,546,375) at the closing of the IPO. The Representative Warrants issued are recognized as derivative liabilities in accordance with ASC 815-40 and recorded as liabilities at fair value each reporting period (see Notes 1 and 8). The warrants may be exercised for cash or on a cashless basis, at the holder’s option, at any time during the period commencing on the later of the first anniversary of the effective date of the registration statement of which the IPO forms a part and the closing of the initial Business Combination and terminating on the fifth anniversary of such effectiveness date. Notwithstanding anything to the contrary, I-Bankers and Dawson James have agreed that neither they nor their designees will be permitted to exercise the warrants after the five year anniversary of the effective date of the registration statement of which the IPO forms a part. The warrants and such shares purchased pursuant to the warrants have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which the IPO forms a part pursuant to FINRA Rule 5110I(1). Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners. The warrants grant to holders demand and “piggy back” rights for periods of five and seven years, respectively, from the effective date of the registration statement of which the IPO forms a part with respect to the registration under the Securities Act of the shares issuable upon exercise of the warrants. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions, which will be paid for by the holders themselves. The exercise price and number of shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or the Company’s recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of shares at a price below its exercise price. The Company will have no obligation to net cash settle the exercise of the warrants. The holder of the warrants will not be entitled to exercise the warrants for cash unless a registration statement covering the securities underlying the warrants is effective or an exemption from registration is available.

Merger Agreement

On November 7, 2022, NorthView entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”), by and among Merger Sub., and Profusa, Inc., a California corporation (“Profusa”). The Merger Agreement provides that, among other things, at the closing of the transactions contemplated by the Merger Agreement, Merger Sub will merge with and into Profusa (the “Merger”), with Profusa surviving as a wholly-owned subsidiary of NorthView. In connection with the Merger, NorthView will change its name to “Profusa, Inc.”

The Business Combination is subject to customary closing conditions, including the satisfaction of the minimum available cash condition of $15,000,000, the receipt of certain governmental approvals and the required approval by the stockholders of NorthView and Profusa. There is no assurance that the Business Combination will be completed.

Advisory Agreement

On December 19, 2024, the Company engaged A.G.P to serve as the placement agent in connection with a proposed business combination transaction. The Company shall pay to A.G.P. a cash fee (the “Cash Fee”) equal to 9.0% in a convertible note offering, note, or other similar equity-linked offerings, and shall be calculated from the face value of notes issued, which is payable at the close of a Business Combination. If the Business Combination does not successfully close, A.G.P. will not be entitled to any cash fee.